Unsold Vacation Interests, Net (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2012 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2010 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Jun. 30, 2012 Inventories [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Inventories [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Inventories [Member] PMR Acquisition [Member]	May 21, 2012 Inventories [Member] PMR Acquisition [Member]	Mar. 31, 2013 Europe [Member]	Mar. 31, 2012 Europe [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]	Mar. 31, 2013 NORTH AMERICA [Domain]	Mar. 31, 2012 NORTH AMERICA [Domain]	Dec. 31, 2012 NORTH AMERICA [Domain]	Dec. 31, 2011 NORTH AMERICA [Domain]	Mar. 31, 2013 Inventories [Member]	Mar. 31, 2012 Inventories [Member]	Dec. 31, 2012 Inventories [Member]	Dec. 31, 2011 Inventories [Member]
Business Acquisition [Line Items]
Inventory, Net	$ 300,488,000	$ 256,525,000	$ 315,867,000	$ 256,805,000									$ 39,814,000		$ 40,515,000	$ 23,084,000	$ 260,674,000		$ 275,352,000	$ 233,721,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables							10,100,000			22,745,000		36,221,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory						3,500,000		10,100,000	23,100,000		30,400,000
Inventory, Gross				256,805,000	190,565,000
Vacationinterestscostofsales	(17,846,000)	(8,231,000)	(32,150,000)	9,695,000
Purchases in connection with Business combinations			33,888,000	23,125,000
Deferred Inventory Recovery	686,000	3,226,000	3,415,000	5,259,000									849,000	2,453,000	15,469,000	6,272,000	(455,000)	4,000	27,002,000	12,014,000
Open market and bulk purchases	400,000	271,000	4,988,000	1,794,000
Accrued Bulk Purchases	1,467,000	0
Real Estate Inventory, Capitalized Interest Costs Incurred	745,000	733,000	2,830,000	2,861,000
Construction in progress	452,000	231,000	2,067,000	1,749,000
Transfers from assets held for sale			(431,000)	2,750,000
Transfersfromassetstobedisposedbutnotactivelymarketed			0	1,589,000	0
effect on foreign currency translation																					(1,952,000)	1,121,000	1,280,000	(543,000)
other	$ 275,000	$ (88,000)	$ 704,000	$ (325,000)